Financial instruments - additional disclosures (Details 4) - Recurring fair value measurement [member] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 50
Cash and cash equivalents [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	50
Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	355	$ 213
Marketable securities, time deposits and derivative financial instruments [member] | Total available-for-sale marketable securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		9
Marketable securities, time deposits and derivative financial instruments [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	355	204
Financial investments and long-term loans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,175	2,070
Financial investments and long-term loans [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	190	281
Financial investments and long-term loans [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,432	1,182
Financial investments and long-term loans [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	553	607
Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	101	129
Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	65	43
Fund investments and equity securities current [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	125
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	50
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	50
Level 1 of fair value hierarchy [member] | Financial investments and long-term loans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	803	493
Level 1 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	7	20
Level 1 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	796	473
Level 1 of fair value hierarchy [member] | Fund investments and equity securities current [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	94
Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	355	213
Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Total available-for-sale marketable securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		9
Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	355	204
Level 2 of fair value hierarchy [member] | Financial investments and long-term loans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	20	10
Level 2 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	20	10
Level 3 of fair value hierarchy [member] | Financial investments and long-term loans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,352	1,567
Level 3 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	183	261
Level 3 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	616	699
Level 3 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	553	607
Level 3 of fair value hierarchy [member] | Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	101	129
Level 3 of fair value hierarchy [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	65	$ 43
Level 3 of fair value hierarchy [member] | Fund investments and equity securities current [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 31